Supplemental Quarterly Financial Information (Unaudited) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information [Line Items]
Revenues	$ 287,774		$ 308,352		$ 310,322		$ 253,527		$ 245,397		$ 222,829		$ 189,432		$ 206,478		$ 1,159,975	$ 864,136	$ 656,704
Operating income	34,834		37,575		43,177		37,985		39,424		31,693		23,710		26,758		153,571	121,585	105,925
Net income	$ 17,317		$ 35,857		$ 35,658		$ 7,511		$ 18,254		$ 10,145		$ 22,106		$ 13,682		$ 97,007	$ 37,144	$ 37,879
Basic and diluted net income per limited partner unit	$ 0.23	[1]	$ 0.50	[1]	$ 0.50	[1]	$ 0.17	[1]	$ 0.26	[1]	$ 0.19	[1]	$ 0.30	[1]	$ 0.22	[1]
Weighted average number of units outstanding, basic and diluted	76,207		71,197		71,176		46,426		38,293		38,293		38,293		38,293		76,207	38,293

[1]	The sum of the quarters may not equal the total of the respective year's net income per limited partner unit due to applying the two-class method of calculating net income per limited partner unit.